Subsequent Events (Details Narrative) - USD ($)						12 Months Ended
	Dec. 01, 2025	Nov. 06, 2025	Nov. 04, 2025	Feb. 28, 2025	Apr. 07, 2023	Dec. 31, 2024	Jan. 29, 2026	Jun. 30, 2024	Jan. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Securities purchase agreements shares							1,475,249
Purchase price of common stock							$ 7.20
Warrant purchase aggregate shares							1,475,249
Exercise price							$ 9.00
Total purchase price							$ 10,600,000
NEONC TECHNOLOGIES HOLDINGS, INC.
Subsequent Event [Line Items]
Purchased shares of common stock					10,500,000	560,000
Principal balance						$ 50,000		$ 62,500	$ 62,500	$ 50,000
Subsequent Event [Member] | NEONC TECHNOLOGIES HOLDINGS, INC.
Subsequent Event [Line Items]
Principal balance				$ 300,000
Repayment of debt				$ 600,000
Amir Heshmatpour [Member]
Subsequent Event [Line Items]
Restricted stock units, granted		1,200,000
Grace Fisher [Member]
Subsequent Event [Line Items]
Restricted stock units, granted		70,000
Saad Naja [Member]
Subsequent Event [Line Items]
Purchased shares of common stock	111,732
Share purchase price	$ 8.95
Proceeds from shares sold	$ 1,000,000
Equity Purchase Agreement [Member] | Mast Hill Fund L P [Member]
Subsequent Event [Line Items]
Purchased shares of common stock			76,665
Share price			$ 9.78
Proceeds from gross proceeds			$ 750,000